Income Tax (Details) - Schedule of non-current income tax payable - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Non Current Income Tax Payable Abstract
Beginning balance	¥ 34,137	¥ 33,718
Addition/(decrease)	(4,252)	419
Ending balance	¥ 29,885	¥ 34,137